REVENUE AND DEFERRED REVENUE (Details Narrative)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer One [Member]
IfrsStatementLineItems [Line Items]
Revenue percentage	82.00%	86.00%